Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (7,312)	£ (11,121)
Fair value of funded scheme assets	7,424	10,816
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	909	732
Unrecognised funded scheme surpluses	60	16	£ 16	£ 28
Surplus (deficit) in plan	51	(321)
Non-current net defined benefit liability	(949)	(1,239)
Retirement benefit assets	1,000	918
Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,515)	(10,084)
Fair value of funded scheme assets	7,424	10,816
Unrecognised funded scheme surpluses	(61)	(16)
Surplus (deficit) in plan	848	716
Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(797)	(1,037)
Pension schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,697)	(10,414)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	961	785
Unrecognised funded scheme surpluses	60	16	16	28
Surplus (deficit) in plan	513	214
Non-current net defined benefit liability	(483)	(702)
Retirement benefit assets	996	916
Pension schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,310)	(9,859)
Fair value of funded scheme assets	7,271	10,644
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	961	785
Unrecognised funded scheme surpluses	(61)	(16)
Surplus (deficit) in plan	900	769
Pension schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(387)	(555)
Healthcare schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(615)	(707)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	(52)	(53)
Unrecognised funded scheme surpluses	0	0	£ 0	£ 0
Surplus (deficit) in plan	(462)	(535)
Non-current net defined benefit liability	(466)	(537)
Retirement benefit assets	4	2
Healthcare schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(205)	(225)
Fair value of funded scheme assets	153	172
Unrecognised funded scheme surpluses	0	0
Surplus (deficit) in plan	(52)	(53)
Healthcare schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (410)	£ (482)